Shareholder Fees - Class I R Shares - Alger Small Cap Growth Institutional Fund - IR	Mar. 01, 2021 USD ($)
Class I
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none
Class R
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none